Accumulated deficit	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Accumulated deficit

20. Accumulated deficit

a) In accordance with the Articles of Incorporation of the Company, the Directors may declare dividends and distributions on Shares in issue and authorize payment of the dividends or distributions out of the funds of the Company lawfully available therefor.

b) The Board of Directors may from time to time declare interim dividends to the shareholders.

c) Before the declaration of an additional dividend distribution, the Board of Directors may set aside provision from the earnings to pay any unforeseen expense or to adjust dividends or for any other purpose to be met by using the earnings.

d) Before such use, the provision may, be used temporarily in the business of the Company or to invest in such investments as the Board of Directors may at any time.

e) As of December 31, 2025 and 2024, the Company had not declared any dividends and distributions.